Financial instruments and risk management - Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Disclosure of financial instruments and risk management [Line Items]
Provisions for doubtful debts related to outstanding balances of related party transaction						$ 140,304	$ 142,388		$ 141,636
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements						$ 663,500	572,085		618,481
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	$ 30	$ 574	$ 11	$ 217
Subsidy for purchase of hedging "puts" to the consumer		50,730
Benefit under this scheme benefit		$ 1,802
Percentage of increase in foreign exchange	15.00%					15.00%
Percentage of decrease in foreign exchange	15.00%					15.00%
Sensitivity analysis for percentage increase in bushell price of corn and short ton price of soybeans	15.00%	15.00%	15.00%	15.00%	15.00%
Sensitivity analysis for percentage decrease in bushell price of corn and short ton price of soybeans	30.00%	30.00%	10.00%	10.00%	10.00%
Foreign Currency Increase [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges		$ 16,824		$ 28,767	$ 25,971
Foreign Currency decrease [Member]
Disclosure of financial instruments and risk management [Line Items]
Gains (losses) on hedged item attributable to hedged risk, fair value hedges		$ 31,133		$ 48,429	$ 43,493
Currency risk [member]
Disclosure of financial instruments and risk management [Line Items]
Assets (liabilities)	$ 314,809		$ 68,931			$ 5,946,764	$ 1,355,861	$ 61,761	$ 1,214,223
Financial Guarantees Granted [Member]
Disclosure of financial instruments and risk management [Line Items]
Proportion of ownership interest in subsidiary	100.00%	100.00%